Related Party Transactions - Summary of Income and Expenses (Details) - Subsidiary of Common Parent - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income
Revenue from related parties	$ 2,511	$ 3,593	$ 4,387
Expenses
Expenses from transactions with related parties	749	387	1,373
Revenue (expenses) from related parties	1,762	3,206	3,014
Data processing and other services
Income
Revenue from related parties	2,168	1,532	2,328
Rental income from operating lease
Income
Revenue from related parties	248	1,971	1,976
Service charges
Income
Revenue from related parties	95	90	83
Interest expense
Expenses
Expenses from transactions with related parties	126	85	73
Loss on sale of securities
Expenses
Expenses from transactions with related parties	0	0	796
Fees and other expenses
Expenses
Expenses from transactions with related parties	$ 623	$ 302	$ 504